Schedule I - Condensed Statements of Financial Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Assets	$ 0	$ 1,737	$ 14,757
Total non-current assets	663	2,831
Current assets
Deposits, prepayments and deferred expenses	470	501
Cash and cash equivalents	3,276	9,766	32,056	$ 32,675
Total current assets	6,051	10,267
Total assets	6,714	13,098
Current liabilities
Other payables and accruals	6,117	7,166
Total current liabilities	6,326	7,399
Net current (liabilities) assets	(275)	2,868
Total assets less current liabilities	388	5,699
Non-current liabilities
Warrant liabilities	124	102
Other non-current liabilities	3,018	0
Total non-current liabilities	3,576	835
Net (liabilities) assets	(3,188)	4,864
Equity
Share capital	21	11
Share premium	670,384	666,528
Reserves	38,169	39,148
Accumulated deficits	(711,762)	(700,823)
Total (deficit) equity	(3,188)	4,864	41,234	(448,120)
Separate [Member]
Non-current assets
Assets	0	1,737
Amount due from subsidiaries	51,315	4,716
Total non-current assets	51,315	6,453
Current assets
Deposits, prepayments and deferred expenses	163	159
Cash and cash equivalents	520	6,486	$ 2,330	$ 6,001	$ 6,486
Total current assets	683	6,645
Total assets	51,998	13,098
Current liabilities
Other payables and accruals	1,366	0
Total current liabilities	1,366	0
Net current (liabilities) assets	(683)	6,645
Total assets less current liabilities	50,632	13,098
Non-current liabilities
Warrant liabilities	124	102
Other non-current liabilities	3,000
Deficit in subsidiaries	50,696	8,132
Total non-current liabilities	53,820	8,234
Net (liabilities) assets	(3,188)	4,864
Equity
Share capital	21	11
Share premium	670,384	666,528
Reserves	38,169	39,148
Accumulated deficits	(711,762)	(700,823)
Total (deficit) equity	$ (3,188)	$ 4,864